Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2018
Trade and other receivables
Schedule of trade and other receivables
	12/31/18	12/31/17	12/31/16
	USD’000	USD’000	USD’000
Trade receivables	412,053	407,975	491,018
Allowance on doubtful trade receivables (Note 38)	(2,155)	(1,335)	(1,491)
	409,898	406,640	489,527
Other receivables(1)	364,143	203,410	146,583
Refundable deposits(2)	63,787	6,258	9,712
	837,828	616,308	645,822

(1)

As of December 31, 2018, the balance included the receivable from the sales of machinery and equipment to SMEC, amounted to US$68.9 million and the charge of purchase machinery and equipment to SMEC, amounted to US$35.6 million.

(2)	As of December 31, 2018, the balance included a deposit of investing in land use right, amounted US$45.5 million.

Schedule of aged analysis of trade receivables

	12/31/18	12/31/17	12/31/16
Age of receivables	USD’000	USD’000	USD’000
Within 30 days	219,813	148,131	274,087
31–60 days	141,852	187,623	179,453
Over 60 days	50,388	72,221	37,478
Total trade receivables	412,053	407,975	491,018